Note 4 - Debt Obligations	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Debt Disclosure [Text Block]

Note 4. Debt Obligations

The following table summarizes our debt obligations outstanding as of  December 31, 2025 and 2024 (in thousands). The table does not include debt obligations of our partially owned subsidiary Clyra Medical (see Note 10, “Debt Obligations of Clyra Medical”).

	December 31,

	2025	2024
Current portion of debt:
SBA Paycheck Protection Program loan	$43	$43
Vehicle loan, current portion	13	13
Term loan, current portion	17	—
SBA EIDL Loan, matures July 2053, current portion	10	10
Total current portion of debt	$83	$66

Long-term debt:
Vehicle loan, matures March 2029	$29	$41
Term loan, matures April 2028	22	—
SBA EIDL Loan, matures July 2053	131	134
Total long-term debt, net of current	$182	$175

Total	$265	$241

For the years ended December 31, 2025 and 2024, we recorded $540,000 and $71,000 of interest expense related to the coupon interest from our convertible notes and lines of credit, inclusive of Clyra Medical.

For the years ended December 31, 2025 and 2024, we recorded $200,000 and $38,000 of interest income, inclusive of Clyra Medical.

Vehicle loan

On  February 7, 2023, we entered a loan agreement with Bank of America for the purchase of a commercial vehicle used in operations totaling $80,000, at 5.29% annual interest which matures  March 7, 2029. The loan agreement requires monthly payments of $1,000.  As of  December 31, 2025 and 2024, the balance of this loan totaled $42,000 and $54,000.

Term Loan

On   April 5, 2025, we entered a term loan agreement with American Express for working capital in the principal amount of $50,000, at 7.98% annual interest, which matures  April 10, 2028, and requires monthly payments of $2,000. As of  December 31, 2025 and 2024, the balance of this loan totaled $39,000 and $0.

SBA Program Loans

On  February 7, 2022, we received notice that the SBA had forgiven $174,000 of the ONM Environmental $217,000 Paycheck Protection Program (PPP) loan. As of  December 31, 2025 and 2024, the outstanding balance on this loan totaled $43,000.

On  May 12, 2022, we received notice that the SBA had denied the forgiveness application of BLEST’s $97,000 PPP loan. We successfully appealed that decision and on  June 28, 2024, we received notice that the SBA had forgiven the balance of the BLEST Paycheck Protection Program (PPP) loan.

In  July 2020, ONM Environmental received an Economic Injury Disaster Loan from the SBA in the amount of $150,000. The note has a 3.75% annual interest rate, requires monthly payments of $700, and matures  July 2053.  As of December 31, 2025 and 2024, the balance of this loan totaled $141,000 and $144,000.